SEGMENT INFORMATION (Details 1) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Non-current assets	$ 2,200.0	$ 887.1
United States
Disclosure of operating segments [line items]
Non-current assets	1,476.7	511.2
Canada
Disclosure of operating segments [line items]
Non-current assets	$ 723.3	$ 375.9